BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($) Integer
Balances And Transactions With Related Parties
Salary to those employed by the Company or on its behalf | $	$ 885	$ 769	$ 945
Directors’ fees to those not employed by the Company or on its behalf | $	$ 148	$ 60	$ 90
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	2	3
Directors not employed by the Company	5	6	8
Benefits to interested and related parties	8	8	11